Note 7 - Allowances For Loan And Real Estate Losses (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
ALLL:
Balance	$ 13,249	$ 17,264	$ 15,676	$ 20,818	$ 20,818		$ 31,084
Provision charged to expense				22	22		859
Losses charged off	(312)	(988)	(3,513)	(5,460)	(6,270)		(11,977)
Recoveries					1,106		852
Balance	13,078	16,432	13,078	16,432	15,676		20,818
Ending balance: individually evaluated for impairment	1,996		1,996		1,565		3,293
Ending balance: collectively evaluated for impairment	11,082		11,082		14,111		17,525
Loan balances (1):
Ending balance					353,192	[1]	352,686	[1]
Ending balance: individually evaluated for impairment	13,335		13,335		24,640		39,161
Ending balance: collectively evaluated for impairment	348,694		348,694		328,552		313,525
One-to-Four-Family Residential [Member]
ALLL:
Balance	6,151	6,633	5,099	6,999	6,999		5,440
Provision charged to expense	(114)	400	1,630	1,014	(340)		3,993
Losses charged off	(280)	(347)	(1,026)	(1,393)	(1,620)		(3,177)
Recoveries					114		50
Balance	5,875	6,829	5,875	6,829	5,099		6,999
Ending balance: individually evaluated for impairment	265		265		275		305
Ending balance: collectively evaluated for impairment	5,610		5,610		4,824		6,001
Loan balances (1):
Ending balance					149,484	[1]	183,158	[1]
Ending balance: individually evaluated for impairment	5,427		5,427		8,142		13,085
Ending balance: collectively evaluated for impairment	128,914		128,914		149,794		170,073
Home Equity and Second Mortgage [Member]
ALLL:
Balance				693	693		1,275
Provision charged to expense					58		(160)
Losses charged off					(223)		(486)
Recoveries					111		64
Balance					639		693
Ending balance: individually evaluated for impairment					68		81
Ending balance: collectively evaluated for impairment					571		612
Loan balances (1):
Ending balance					8,452	[1]	12,502	[1]
Ending balance: individually evaluated for impairment					400		831
Ending balance: collectively evaluated for impairment					8,052		11,671
Multifamily Residential [Member]
ALLL:
Balance	580	886	1,319	2,654	2,654		6,581
Provision charged to expense	458	341	595	(447)	(355)		(1,132)
Losses charged off			(876)	(997)	(997)		(2,795)
Recoveries					17
Balance	1,038	1,227	1,038	1,227	1,319		2,654
Ending balance: individually evaluated for impairment							703
Ending balance: collectively evaluated for impairment	1,038		1,038		1,319		1,951
Loan balances (1):
Ending balance					20,790	[1]	20,476	[1]
Ending balance: individually evaluated for impairment					3,459		8,133
Ending balance: collectively evaluated for impairment	25,641		25,641		17,331		12,343
Commercial Real Estate Loans [Member]
ALLL:
Balance				7,316	7,316		9,491
Provision charged to expense					2,141		189
Losses charged off					(2,517)		(2,375)
Recoveries					9		11
Balance					6,949		7,316
Ending balance: individually evaluated for impairment					778		1,879
Ending balance: collectively evaluated for impairment					6,171		5,437
Loan balances (1):
Ending balance					138,014	[1]	95,920	[1]
Ending balance: individually evaluated for impairment					8,472		13,238
Ending balance: collectively evaluated for impairment					129,542		82,682
One-to-Four-Family Construction [Member]
ALLL:
Balance				84	84		81
Provision charged to expense					(33)		31
Losses charged off							(28)
Balance					51		84
Ending balance: collectively evaluated for impairment					51		84
Loan balances (1):
Ending balance					803	[1]	1,724	[1]
Ending balance: individually evaluated for impairment					130
Ending balance: collectively evaluated for impairment					673		1,724
Other Construction and Land [Member]
ALLL:
Balance				2,567	2,567		4,035
Provision charged to expense					(1,803)		204
Losses charged off					(407)		(2,190)
Recoveries					722		518
Balance					1,079		2,567
Ending balance: individually evaluated for impairment					130		280
Ending balance: collectively evaluated for impairment					949		2,287
Loan balances (1):
Ending balance					13,748	[1]	23,288	[1]
Ending balance: individually evaluated for impairment					4,003		3,683
Ending balance: collectively evaluated for impairment					9,745		19,605
Commercial Loans [Member]
ALLL:
Balance	662	313	956	972	972		3,543
Provision charged to expense	(113)	148	(101)	(540)	162		(2,139)
Losses charged off			(380)		(237)		(517)
Recoveries					59		85
Balance	552	469	552	469	956		972
Ending balance: individually evaluated for impairment	1		1		380
Ending balance: collectively evaluated for impairment	551		551		576		972
Loan balances (1):
Ending balance					16,083	[1]	7,603	[1]
Ending balance: individually evaluated for impairment	26		26		402		72
Ending balance: collectively evaluated for impairment	17,388		17,388		15,681		7,531
Consumer Loans [Member]
ALLL:
Balance	208	160	223	226	226		638
Provision charged to expense	(97)	139	(76)	184	192		(127)
Losses charged off	(32)	(79)	(107)	(233)	(269)		(409)
Recoveries					74		124
Balance	87	239	87	239	223		226
Ending balance: individually evaluated for impairment	5		5		2		45
Ending balance: collectively evaluated for impairment	82		82		221		181
Loan balances (1):
Ending balance					5,818	[1]	8,015	[1]
Ending balance: individually evaluated for impairment	9		9		32		119
Ending balance: collectively evaluated for impairment	$ 4,818		$ 4,818		$ 5,786		$ 7,896

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.